Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 94,822	$ 80,226
Accounts receivable	9,505	7,436
Inventory	6,217	5,868
Prepaids and other current assets	6,490	5,875
Total current assets	117,034	99,405
Non-current assets
Property and equipment	5,139	5,209
Intangible assets	33,730	28,998
Right-of-use assets	13,331	14,168
Deferred tax assets	1,753	1,767
Other non-current assets	6,633	5,762
Total non-current assets	60,586	55,904
Total assets	177,620	155,309
Current liabilities
Accounts payable	7,733	5,220
Accrued expenses	13,722	13,217
Deferred contract revenue	9,649	5,732
Lease liabilities, current portion	2,485	2,190
Warrant obligations	896	444
Total current liabilities	34,485	26,803
Non-current liabilities
Borrowings	47,466	13,237
Lease liabilities, net of current portion	13,862	14,603
Defined benefit pension liabilities	4,489	3,839
Other non-current liabilities	626	337
Total non-current liabilities	66,443	32,016
Total liabilities	100,928	58,819
Equity
Share capital	4,188	4,188
Share premium	472,355	472,244
Treasury shares	(648)	(702)
Other reserves	80,873	61,037
Accumulated deficit	(480,076)	(440,277)
Total equity	76,692	96,490
Total liabilities and equity	$ 177,620	$ 155,309